Other assets (Amortization of favorable contacts) (Details) - Intangible assets- Favorable contracts - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Amortization of favorable contracts
2020	$ 40.4
2021	0.0
2022	0.0
2023	0.0
2024	0.0
Net carrying amount	$ 40.4	$ 85.5	$ 130.6